Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Financial instruments by Category	Financial instruments by category
	December 31, 2023	December 31, 2024
Financial assets
Financial assets at fair value through profit or loss
Financial assets designated as at fair value through profit or loss on initial recognition	$40,071	$—
Financial assets at fair value through other comprehensive income
Designation of equity instruments	116,703	148,925
Financial assets at amortized cost
Cash and cash equivalents	3,030,298	3,646,756
Financial assets at amortized cost	337,024	591,457
Notes receivable	132,403	—
Accounts receivable	8,848,384	8,241,352
Other receivables	348,514	172,695
Refundable deposits	809,646	995,358
	$13,663,043	$13,796,543
	December 31, 2023	December 31, 2024
Financial liabilities
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss	$60,664	$9,300,087
Financial liabilities at amortized cost
Short-term borrowings	5,250,233	1,075,904
Financial liabilities at amortized cost	2,627,483	1,829,826
Notes payable	—	127,063
Accounts payable (including related parties)	4,937,142	4,898,806
Other payables (including related parties)	7,494,263	9,880,354
Bonds payable	313,189	—
Long-term borrowings (including current portion)	5,492,681	9,031,195
Guarantee deposits	131,607	250,869
	$26,307,262	$36,394,104
Lease liabilities (including current portion)	$5,960,789	$5,003,553

Schedule of Sensitivity Analysis	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	December 31, 2023
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$155,260	30.71	$155,260
JPY:NTD	3,319,600	0.2172	23,478
HKD:NTD	356	3.929	46
Financial liabilities
Monetary items
USD:NTD	$112,679	30.71	$112,679
USD:JPY	553,948	141.39	553,948
	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$233,681	32.79	$233,681
JPY:NTD	200,039	0.2099	1,281
HKD:NTD	347	4.222	45
Financial liabilities
Monetary items
USD:NTD	$55,722	32.79	$55,722
USD:JPY	546,898	156.22	546,898

Schedule of Sensitivity Analysis
	Year ended December 31, 2022
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$1,378	$—
JPY:NTD	1%	260	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	25	$—
	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$1,553	$—
JPY:NTD	1%	235	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$1,127	$—
USD:JPY	1%	5,539	—
	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,337	$—
JPY:NTD	1%	13	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$557	$—
USD:JPY	1%	5,469	—

Schedule of Contract Assets and Accounts Receivable	The Group referred to the forecastability of business monitoring indicators published by the National Development Council to adjust the loss rate which is based on historical and current information when assessing the future default possibility of contract assets and accounts receivable. As of December 31, 2023 and 2024 the loss rate methodologies are as follows:
	December 31, 2023
	Contract assets	Accounts receivable
Expected loss rate	—	0.7%
Total carrying amount	$3,153,022	$8,848,384
Loss allowance	—	65,938
	December 31, 2024
	Contract assets	Accounts receivable
Expected loss rate	—	3.0%
Total carrying amount	$3,980,380	$8,241,352
Loss allowance	—	247,536
	2022
	Contract assets	Accounts receivable
January 1	$—	$18,195
Acquisition through business combination	—	32,452
Provision for impairment loss	—	72,808
Write off	—	(13,676)
Exchange difference	—	(2,593)
December 31	$—	$(107,186)
	2023
	Contract assets	Accounts receivable
January 1	$—	$107,186
Acquisition through business combination	—	4,212
Reversal for impairment loss	—	(44,725)
Exchange difference	—	(735)
December 31	$—	$65,938
	2024
	Contract assets	Accounts receivable
January 1	$—	$65,938
Provision for impairment loss	—	192,134
Write off		(2,579)
Exchange difference	—	(7,957)
December 31	$—	$247,536

Schedule of Non-Derivative Financial Liabilities
	December 31, 2023
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$5,250,233	$—	$—	$—	$5,250,233
Bonds payable	313,189	—	—	—	313,189
Long-term borrowings	2,492,776	2,675,634	492,608	51,404	5,712,422
Lease liabilities	1,011,259	1,311,439	1,311,439	2,568,638	6,202,775
Guarantee deposits	131,607	—	—	—	131,607
Financial liabilities at amortized cost	134,392	826,907	803,478	295,255	2,060,032
Financial liabilities at fair value through profit or loss
Contingent consideration	60,664	—	—	—	60,664
	$9,394,120	$4,813,980	$2,607,525	$2,915,297	$19,730,922
	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$1,075,904	$—	$—	$—	$1,075,904
Long-term borrowings	4,400,252	3,238,512	440,561	1,607,055	9,686,380
Lease liabilities	955,124	1,250,681	1,242,693	1,812,926	5,261,424
Guarantee deposits	250,869	—	—	—	250,869
Financial liabilities at amortized cost	27,438	1,017,978	866,718	—	1,912,134
	$6,709,587	$5,507,171	$2,549,972	$3,419,981	$18,186,711

Schedule of Related Information of Natures of Assets and Liabilities
	December 31, 2023
	Level 1		Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through profit or loss
– Stock acquisition right	$		$—	$40,071	$40,071
Financial assets at fair value through other comprehensive income
– Unlisted common stocks		—	7,073	71,051	78,124
– Unlisted preferred stocks		—	—	38,579	38,579
		$—	$7,073	$149,701	$156,774
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Contingent considerations		$—	$—	$(60,664)	$(60,664)
		$—	$—	$(60,664)	$(60,664)
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
– Unlisted common stocks	$—	$6,401	$108,774	$115,175
– Unlisted preferred stocks	—	—	33,750	33,750
	$—	$6,401	$142,524	$148,925
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Warrants	$(824,797)	$—	$—	$(824,797)
– Contingent considerations	—	(1,374,290)	—	(1,374,290)
– Convertible promissory note	—	—	(7,101,000)	(7,101,000)
	$(824,797)	$(1,374,290)	$(7,101,000)	$(9,300,087)

Schedule of Table Shows Movements of Level 3 for years	The following table shows the movements of Level 3 for the years ended December 31, 2023 and 2024:
	2023
	Debt instruments	Compound instruments	Equity instruments	Derivative instrument	Total
January 1	$(505,471)	$(32,347,853)	$—	$—	$(32,853,324)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	44,131	5,436,783	—	—	5,480,914
Acquired from business combinations	—	—	111,224	40,654	151,878
Settled in the period	400,000	26,911,070	—	—	27,311,070
Effect of exchange rate changes	676	—	(1,594)	(583)	(1,501)
December 31	$(60,664)	$—	$109,630	$40,071	$89,037
	2024
	Debt instruments	Hybrid instruments	Equity instruments	Derivative instrument	Total
January 1	$(60,664)	$—	$109,630	$40,071	$89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	57,983	(288,898)	—	—	(230,915)
Issued convertible promissory notes	—	(6,812,102)	—	—	(6,812,102)
Converted into ordinary stock	—	—	40,071	(40,071)	—
Valuation adjustment	—	—	10,340		10,340
Effect of exchange rate changes	2,681	—	(17,517)	—	(14,836)
December 31	$—	$(7,101,000)	$142,524	$—	$(6,958,476)

Schedule of Sensitivity Analysis
	Fair value as of December 31, 2023	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative debt instrument:
Contingent considerations	60,664	Discounted cash flow method	Discount rate	11.95%	The higher the discount rate, the lower the fair value
Non-derivative equity instrument:
Unlisted common stocks	71,051	Market method, Income method, Cost method	Volatility	62%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	44% – 51%	The higher the discount for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,353	Cost method, Income method	Volatility	55%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	44% – 45%	The higher the discount for lack of marketability, the lower the fair value
	35,226	Market method, Income method	Volatility	51%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	27% – 41%	The higher the discount for lack of marketability, the lower the fair value
Derivative instrument:
Stock acquisition right	40,071	Income method	Weighted average cost of capital	24.80%	The higher the weighted average cost of capital, the lower the fair value
	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative equity instrument:
Unlisted common stocks	108,774	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32% – 39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,845	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	29,905	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12% – 24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	4,271,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,830,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value

Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities	The following is the effect of profit or loss or of other comprehensive income from financial assets and liabilities categorized within Level 3 if the inputs used to valuation models have changed:
			December 31, 2023
	Input	Change	Recognized in profit or loss		Recognized in other comprehensive income
			Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$68	$66
	Discount for lack of marketability	±1%	—	—	1,423	1,423
Unlisted Preferred stocks	Volatility	±1%	—	—	196	198
	Discount for lack of marketability	±1%	—	—	551	551
Stock acquisition right	Weighted average cost of capital	±1%	304	300	—	—
			$304	$300	$2,238	$2,238
Financial liabilities:
Contingent considerations	Discount rate	±1%	$660	$673	$—	$—
			$660	$673	$—	$—
			December 31, 2024
	Input	Change	Recognized in profit or loss		Recognized in other comprehensive income
			Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$31	$28
	Discount for lack of marketability	±1%	—	—	782	782
Unlisted Preferred stocks	Volatility	±1%	—	—	112	115
	Discount for lack of marketability	±1%	—	—	403	403
Stock acquisition right	Weighted average cost of capital	±1%	—	—	—	—
			$—	$—	$1,328	$1,328
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$25	$13	$—	$—
			$25	$13	$—	$—